Segment - Summary of Revenue Generated for the Respective Countries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 125,258	$ 95,357	$ 65,242
PRC [Member]
Segment Reporting Information [Line Items]
Net revenues	105,380	71,214	30,505
Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	18,287	22,766	34,442
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 1,591	$ 1,377	$ 295